Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 7,129	$ 4,522	$ 1,900	$ 1,939	$ 10,970	$ 28
Restricted cash expected to be released from financing initiative	600
Additional working capital expected from financing initiative	1,000
Investment in joint venture reclassified to assets held for sale	$ 13,500
Computer equipment [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	3 years
Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	5 years
Bottom of range [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Lease term	60 days
Bottom of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	3 years 182 days
Top of range [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Lease term	6 years
Top of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	10 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	10 years
Brand names [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	15 years
Brand names [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	25 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	5 years
Solar Development and Corporate segment [member]
Statement Line Items [Line Items]
Restructuring plan, annual reduction in general and administrative expenses	$ 2,000
Critical Power Services segment [member]
Statement Line Items [Line Items]
Restructuring plan, annual reduction in general and administrative expenses	$ 1,100